Schedule of Investments (unaudited)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31 (Call 12/01/30)	$514	$425,597
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	893	758,407
		1,184,004
Aerospace & Defense — 1.4%
Boeing Co. (The), 3.63%, 02/01/31 (Call 11/01/30)	1,405	1,287,514
General Dynamics Corp., 2.25%, 06/01/31 (Call 03/01/31)(a)	499	433,820
L3Harris Technologies Inc., 1.80%, 01/15/31 (Call 10/15/30)	735	590,999
Raytheon Technologies Corp., 1.90%, 09/01/31 (Call 06/01/31)	1,072	874,034
		3,186,367
Agriculture — 0.8%
BAT Capital Corp., 2.73%, 03/25/31 (Call 12/25/30)	1,180	949,711
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	1,008	863,836
		1,813,547
Airlines — 0.1%
United Airlines Pass Through Trust, Series 2019, Class AA, 4.15%, 02/25/33	298	272,471

Auto Manufacturers — 2.3%
American Honda Finance Corp., 1.80%, 01/13/31(a)	617	508,982
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	1,095	875,573
2.70%, 06/10/31 (Call 03/10/31)	951	767,371
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	1,462	1,868,261
Toyota Motor Corp., 2.36%, 03/25/31 (Call 12/25/30)(a)	173	150,441
Toyota Motor Credit Corp.
1.65%, 01/10/31	600	491,370
1.90%, 09/12/31	748	617,481
		5,279,479
Banks — 3.5%
Banco Santander SA, 2.96%, 03/25/31	760	638,331
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)	421	340,492
1.80%, 07/28/31 (Call 04/28/31)(a)	480	387,106
Bank of Nova Scotia (The), 2.15%, 08/01/31	645	530,932
Mizuho Financial Group Inc., 2.56%, 09/13/31	1,045	839,093
Royal Bank of Canada, 2.30%, 11/03/31	1,370	1,136,744
State Street Corp., 2.20%, 03/03/31(a)	952	793,340
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31(a)	525	412,923
2.22%, 09/17/31	915	745,496
SVB Financial Group, 1.80%, 02/02/31 (Call 11/02/30)	559	426,970
Toronto-Dominion Bank (The), 2.00%, 09/10/31	931	759,603
Westpac Banking Corp., 2.15%, 06/03/31(a)	1,097	943,014
		7,954,044
Beverages — 2.2%
Anheuser-Busch InBev Worldwide Inc., 4.90%, 01/23/31 (Call 10/23/30)(a)	826	854,679
Coca-Cola Co. (The)
1.38%, 03/15/31	1,165	941,914
2.00%, 03/05/31	667	569,471
Constellation Brands Inc., 2.25%, 08/01/31 (Call 05/01/31)(a)	980	807,882
Keurig Dr Pepper Inc., 2.25%, 03/15/31 (Call 12/15/30)(a)	478	401,023
Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)(a)	$752	$612,760
1.95%, 10/21/31 (Call 07/21/31)	1,015	850,560
		5,038,289
Biotechnology — 0.9%
Amgen Inc., 2.30%, 02/25/31 (Call 11/25/30)	1,333	1,123,346
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	512	424,755
Royalty Pharma PLC, 2.15%, 09/02/31 (Call 06/02/31)	600	477,468
		2,025,569
Building Materials — 1.2%
Carrier Global Corp., 2.70%, 02/15/31 (Call 11/15/30)	784	674,632
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	778	635,665
Johnson Controls International PLC/Tyco Fire & Security
Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)(a)	505	418,918
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	810	674,689
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	500	406,055
		2,809,959
Chemicals — 0.6%
Ecolab Inc., 1.30%, 01/30/31 (Call 10/30/30)	625	499,038
Huntsman International LLC, 2.95%, 06/15/31 (Call 03/15/31)	451	372,431
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	439	363,360
		1,234,829
Commercial Services — 1.0%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	1,028	845,622
Global Payments Inc., 2.90%, 11/15/31 (Call 08/15/31)	735	612,902
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	324	253,851
Moody’s Corp., 2.00%, 08/19/31 (Call 05/19/31)(a)	518	427,055
		2,139,430
Computers — 2.6%
Apple Inc.
1.65%, 02/08/31 (Call 11/08/30)	2,661	2,208,603
1.70%, 08/05/31 (Call 05/05/31)	1,005	828,120
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	359	282,074
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	499	409,664
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	1,077	873,910
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)	579	422,931
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	968	780,953
		5,806,255
Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 1.95%, 03/15/31 (Call 12/15/30)	465	391,256
Procter & Gamble Co. (The), 1.95%, 04/23/31	822	709,591
Unilever Capital Corp., 1.75%, 08/12/31 (Call 05/12/31)	855	700,510
		1,801,357
Diversified Financial Services — 4.6%
Ally Financial Inc., 8.00%, 11/01/31	2,475	2,716,289
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31)	505	426,114
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)	697	564,709
1.95%, 12/01/31 (Call 09/01/31)(a)	938	767,884
2.30%, 05/13/31 (Call 02/13/31)	770	659,197
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)(a)	1,040	853,538
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	598	504,963
2.00%, 11/18/31 (Call 08/18/31)	672	563,754
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)	930	742,596
Nomura Holdings Inc., 2.61%, 07/14/31	1,033	836,400

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
ORIX Corp., 2.25%, 03/09/31(a)	$337	$277,095
Synchrony Financial, 2.88%, 10/28/31 (Call 07/28/31)	692	538,660
Visa Inc., 1.10%, 02/15/31 (Call 11/15/30)	877	698,899
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	374	297,356
		10,447,454
Electric — 9.3%
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	995	823,353
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	730	670,191
Appalachian Power Co., Series AA, 2.70%, 04/01/31 (Call 01/01/31)	658	561,517
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	415	329,410
Atlantic City Electric Co., 2.30%, 03/15/31 (Call 12/15/30)	325	273,032
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	575	484,064
Berkshire Hathaway Energy Co., 1.65%, 05/15/31 (Call 02/15/31)(a)	844	678,618
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31 (Call 01/01/31)	295	253,904
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)	489	419,058
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	284	239,066
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31 (Call 03/15/31)(a)	994	849,900
Dominion Energy Inc., Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,157	960,518
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31 (Call 09/01/31)	190	159,649
DTE Electric Co., Series C, 2.63%, 03/01/31 (Call 12/01/30)	742	651,973
Duke Energy Carolinas LLC, 2.55%, 04/15/31 (Call 01/15/31)	433	374,545
Duke Energy Corp., 2.55%, 06/15/31 (Call 03/15/31)	972	825,014
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	971	826,001
Duke Energy Progress LLC, 2.00%, 08/15/31 (Call 05/15/31)	797	655,230
Emera U.S. Finance LP, 2.64%, 06/15/31 (Call 03/15/31)	400	325,916
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	655	541,744
Entergy Louisiana LLC, 3.05%, 06/01/31 (Call 03/01/31)(a)	375	333,589
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	595	482,569
Eversource Energy, 2.55%, 03/15/31 (Call 12/15/30)	376	320,927
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	414	318,258
1.65%, 06/15/31 (Call 03/15/31)	245	193,861
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 11/01/30)	325	279,120
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)	304	249,700
Ohio Power Co., Series Q, 1.63%, 01/15/31 (Call 10/15/30)	310	249,268
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	1,930	1,559,479
3.25%, 06/01/31 (Call 03/01/31)	990	839,480
PacifiCorp, 7.70%, 11/15/31(a)	155	188,193
Progress Energy Inc.
7.00%, 10/30/31	365	410,614
7.75%, 03/01/31	463	541,872
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	900	743,427
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	405	336,300
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	254	215,638
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	334	276,716
Public Service Electric & Gas Co., 1.90%, 08/15/31 (Call 05/15/31)	285	236,350
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)	860	718,599
Security	Par (000)	Value

Electric (continued)
Southern California Edison Co., Series G, 2.50%, 06/01/31 (Call 03/01/31)(a)	$473	$404,013
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	420	352,611
Virginia Electric & Power Co., 2.30%, 11/15/31 (Call 08/15/31)(a)	557	468,131
Wisconsin Power and Light Co., 1.95%, 09/16/31 (Call 06/16/31)	320	260,301
Xcel Energy Inc., 2.35%, 11/15/31 (Call 05/15/31)	218	180,999
		21,062,718
Electronics — 2.0%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	927	778,448
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	781	645,395
Avnet Inc., 3.00%, 05/15/31 (Call 02/15/31)	235	192,355
Honeywell International Inc., 1.75%, 09/01/31 (Call 06/01/31)	1,402	1,149,318
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)	250	206,560
Jabil Inc., 3.00%, 01/15/31 (Call 10/15/30)(a)	712	612,341
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	528	420,219
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	600	466,218
		4,470,854
Environmental Control — 0.6%
Republic Services Inc., 1.45%, 02/15/31 (Call 11/15/30)	658	526,716
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	1,007	816,486
		1,343,202
Food — 2.5%
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	495	410,538
General Mills Inc., 2.25%, 10/14/31 (Call 07/14/31)	522	436,637
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 3.75%, 12/01/31 (Call 12/01/26)(b)	500	424,000
Kellogg Co., Series B, 7.45%, 04/01/31	681	800,461
Kraft Heinz Foods Co., 4.25%, 03/01/31 (Call 12/01/30)	556	536,612
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	725	580,218
7.50%, 04/01/31(a)	329	384,305
McCormick & Co. Inc./MD, 1.85%, 02/15/31 (Call 11/15/30)	437	350,059
Mondelez International Inc., 1.50%, 02/04/31 (Call 11/04/30)	642	513,530
Pilgrim’s Pride Corp., 4.25%, 04/15/31 (Call 04/15/26)(b)	830	719,992
Sysco Corp., 2.45%, 12/14/31 (Call 09/14/31)	449	376,338
		5,532,690
Forest Products & Paper — 0.6%
Georgia-Pacific LLC, 8.88%, 05/15/31(a)	355	447,946
Suzano Austria GmbH, 3.75%, 01/15/31 (Call 10/15/30)	1,165	998,964
		1,446,910
Gas — 1.0%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)(a)	586	473,119
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	535	434,206
NiSource Inc., 1.70%, 02/15/31 (Call 11/15/30)	775	616,412
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31 (Call 12/15/30)	315	267,989
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	490	393,504
		2,185,230
Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)	287	233,391

Health Care - Products — 1.5%
Baxter International Inc., 1.73%, 04/01/31 (Call 01/01/31)	625	491,744
PerkinElmer Inc.
2.25%, 09/15/31 (Call 06/15/31)	504	408,260
2.55%, 03/15/31 (Call 12/15/30)	255	212,716

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	$667	$570,839
Thermo Fisher Scientific Inc., 2.00%, 10/15/31 (Call 07/15/31)	1,233	1,033,809
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	789	661,860
		3,379,228
Health Care - Services — 3.3%
Banner Health, 1.90%, 01/01/31 (Call 07/01/30)	170	139,031
Bon Secours Mercy Health Inc., Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	247	199,863
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	253	212,345
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	2,155	1,763,695
2.63%, 08/01/31 (Call 05/01/31)	1,280	1,048,730
Elevance Health Inc., 2.55%, 03/15/31 (Call 12/15/30)	951	822,082
HCA Inc., 2.38%, 07/15/31 (Call 04/15/31)	850	690,625
Laboratory Corp. of America Holdings, 2.70%, 06/01/31 (Call 03/01/31)	443	382,836
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	211	158,839
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	325	272,350
Quest Diagnostics Inc., 2.80%, 06/30/31 (Call 03/30/31)	333	289,820
UnitedHealth Group Inc., 2.30%, 05/15/31 (Call 02/15/31)	1,619	1,392,518
		7,372,734
Holding Companies - Diversified — 0.3%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)	740	580,130

Home Builders — 0.1%
MDC Holdings Inc., 2.50%, 01/15/31 (Call 07/15/30)	383	291,635

Home Furnishings — 0.1%
Whirlpool Corp., 2.40%, 05/15/31 (Call 02/15/31)	315	260,896

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 2.30%, 12/15/31 (Call 09/15/31)	505	422,427
Kimberly-Clark Corp., 2.00%, 11/02/31 (Call 08/02/31)	655	548,995
		971,422
Insurance — 2.8%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	443	363,579
2.60%, 12/02/31 (Call 09/02/31)	495	420,215
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)(a)	483	397,432
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	580	507,152
Athene Holding Ltd., 3.50%, 01/15/31 (Call 10/15/30)	480	409,901
Brown & Brown Inc., 2.38%, 03/15/31 (Call 12/15/30)	736	592,716
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	541	419,291
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	479	405,828
Fidelity National Financial Inc., 2.45%, 03/15/31 (Call 12/15/30)	513	415,997
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	543	422,535
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)	349	287,506
Lincoln National Corp., 3.40%, 01/15/31 (Call 10/15/30)(a)	547	479,730
Marsh & McLennan Companies Inc., 2.38%, 12/15/31 (Call 09/15/31)	431	361,415
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	555	471,067
Security	Par (000)	Value

Insurance (continued)
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	$468	$371,110
		6,325,474
Internet — 2.6%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)	1,350	1,111,995
Amazon.com Inc., 2.10%, 05/12/31 (Call 02/12/31)	2,848	2,426,069
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)(a)	612	506,161
eBay Inc., 2.60%, 05/10/31 (Call 02/10/31)(a)	850	725,721
Expedia Group Inc., 2.95%, 03/15/31 (Call 12/15/30)(a)	602	506,998
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)(a)	754	648,561
		5,925,505
Iron & Steel — 0.2%
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	587	529,274

Leisure Time — 0.2%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	541	409,423

Lodging — 0.5%
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	415	368,039
Marriott International Inc./MD, Series HH, 2.85%, 04/15/31 (Call 01/15/31)	955	815,398
		1,183,437
Machinery — 1.5%
Caterpillar Inc., 1.90%, 03/12/31 (Call 12/12/30)	497	416,670
Deere & Co., 7.13%, 03/03/31(a)	195	230,888
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	440	376,913
John Deere Capital Corp.
1.45%, 01/15/31	760	616,755
2.00%, 06/17/31	720	603,281
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	303	247,206
Rockwell Automation Inc., 1.75%, 08/15/31 (Call 05/15/31)	415	340,632
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)	598	502,792
		3,335,137
Manufacturing — 0.5%
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	1,037	881,149
Textron Inc., 2.45%, 03/15/31 (Call 12/15/30)	416	348,221
		1,229,370
Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31 (Call 01/01/31)	1,482	1,211,520
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	1,722	1,391,325
1.95%, 01/15/31 (Call 10/15/30)	1,488	1,245,054
Paramount Global, 4.95%, 01/15/31 (Call 11/15/30)(a)	1,271	1,172,510
Walt Disney Co. (The), 2.65%, 01/13/31	2,370	2,090,506
		7,110,915
Mining — 0.3%
Rio Tinto Alcan Inc., 7.25%, 03/15/31	347	406,358
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	463	367,113
		773,471
Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	906	778,019

Oil & Gas — 2.7%
Burlington Resources LLC
7.20%, 08/15/31	367	429,467
7.40%, 12/01/31	455	539,230

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Conoco Funding Co., 7.25%, 10/15/31	$381	$447,717
Devon Energy Corp., 7.88%, 09/30/31	665	780,876
Diamondback Energy Inc., 3.13%, 03/24/31 (Call 12/24/30)	846	738,930
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	568	479,642
Hess Corp., 7.30%, 08/15/31	557	624,592
Ovintiv Inc.
7.20%, 11/01/31	410	447,425
7.38%, 11/01/31	298	331,752
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)	1,046	866,778
Valero Energy Corp., 2.80%, 12/01/31 (Call 09/01/31)	581	496,377
		6,182,786
Packaging & Containers — 0.5%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	695	587,748
WestRock MWV LLC, 7.95%, 02/15/31	376	438,574
		1,026,322
Pharmaceuticals — 3.5%
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)(a)	995	864,128
Astrazeneca Finance LLC, 2.25%, 05/28/31 (Call 02/28/31)	772	667,780
Becton Dickinson and Co., 1.96%, 02/11/31 (Call 11/11/30)(a)	1,116	919,551
Cigna Corp., 2.38%, 03/15/31 (Call 12/15/30)(a)	1,349	1,144,788
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)	1,127	913,264
2.13%, 09/15/31 (Call 06/15/31)(a)	968	794,534
Merck & Co. Inc., 2.15%, 12/10/31 (Call 09/10/31)	1,993	1,691,300
Pfizer Inc., 1.75%, 08/18/31 (Call 05/18/31)(a)	1,016	849,427
		7,844,772
Pipelines — 3.2%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)(a)	570	507,711
Cheniere Energy Partners LP, 4.00%, 03/01/31 (Call 03/01/26)	1,429	1,281,899
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31(a)	295	329,701
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	704	569,388
7.80%, 08/01/31	472	543,456
ONEOK Inc., 6.35%, 01/15/31 (Call 10/15/30)	641	682,338
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31 (Call 02/01/26)	987	928,066
TransCanada PipeLines Ltd., 2.50%, 10/12/31 (Call 07/12/31)	1,044	868,639
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	1,472	1,246,990
Series A, 7.50%, 01/15/31	330	374,553
		7,332,741
Real Estate — 0.3%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	599	506,532
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	337	255,554
		762,086
Real Estate Investment Trusts — 11.2%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31 (Call 05/15/31)	740	671,321
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	556	453,702
American Homes 4 Rent LP, 2.38%, 07/15/31 (Call 04/15/31)(a)	425	348,045
American Tower Corp.
2.30%, 09/15/31 (Call 06/15/31)	800	647,872
2.70%, 04/15/31 (Call 01/15/31)	720	607,421
AvalonBay Communities Inc., 2.45%, 01/15/31 (Call 10/15/30)	583	503,630
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP, 3.25%, 01/30/31 (Call 10/30/30)(a)	$1,234	$1,058,204
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	475	381,658
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	404	308,886
Corporate Office Properties LP, 2.75%, 04/15/31 (Call 01/15/31)	597	466,030
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)	990	810,473
2.25%, 01/15/31 (Call 10/15/30)(a)	1,062	886,207
Crown Castle International Corp., 2.50%, 07/15/31 (Call 04/15/31)(a)	672	564,843
CubeSmart LP, 2.00%, 02/15/31 (Call 11/15/30)	450	354,771
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	376	293,111
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	1,033	863,102
ERP Operating LP, 1.85%, 08/01/31 (Call 05/01/31)	503	407,772
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	265	205,918
2.55%, 06/15/31 (Call 03/15/31)	290	239,795
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	459	375,425
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31 (Call 10/15/30)	606	536,565
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)	807	637,530
Healthpeak Properties Inc., 2.88%, 01/15/31 (Call 10/15/30)	678	589,616
Highwoods Realty LP, 2.60%, 02/01/31 (Call 11/01/30)	440	337,740
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31 (Call 09/15/31)	450	359,735
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	693	538,246
Kimco Realty Corp., 2.25%, 12/01/31 (Call 09/01/31)	445	358,092
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	607	486,201
LXP Industrial Trust, 2.38%, 10/01/31 (Call 07/01/31)	429	337,786
Mid-America Apartments LP, 1.70%, 02/15/31 (Call 11/15/30)	483	390,225
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	425	324,488
Omega Healthcare Investors Inc., 3.38%, 02/01/31 (Call 11/01/30)	670	543,464
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	352	271,987
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	453	378,137
Prologis LP
1.63%, 03/15/31 (Call 12/15/30)	422	340,896
1.75%, 02/01/31 (Call 11/01/30)	314	256,883
Public Storage
2.25%, 11/09/31 (Call 08/09/31)	482	405,564
2.30%, 05/01/31 (Call 02/01/31)	785	669,840
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	499	414,874
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)	865	781,752
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	480	383,918
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	789	608,714
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	350	278,961
Simon Property Group LP, 2.20%, 02/01/31 (Call 11/01/30)(a)	691	570,427
Spirit Realty LP, 3.20%, 02/15/31 (Call 11/15/30)	447	377,648
STORE Capital Corp., 2.70%, 12/01/31 (Call 09/01/31)	376	283,038
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	750	618,330
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	330	253,754
UDR Inc., 3.00%, 08/15/31 (Call 05/15/31)(a)	547	476,705
Ventas Realty LP, 2.50%, 09/01/31 (Call 06/01/31)	520	424,975
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)	295	228,271

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower Inc.
2.75%, 01/15/31 (Call 10/15/30)	$515	$432,760
2.80%, 06/01/31 (Call 03/01/31)	773	643,948
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)(a)	515	432,610
		25,421,866
Retail — 2.6%
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	386	294,441
AutoZone Inc., 1.65%, 01/15/31 (Call 10/15/30)	521	417,993
Dollar Tree Inc., 2.65%, 12/01/31 (Call 09/01/31)	860	722,512
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)(a)	1,129	909,646
1.88%, 09/15/31 (Call 06/15/31)	964	798,886
Lowe’s Companies Inc., 2.63%, 04/01/31 (Call 01/01/31)	1,596	1,372,209
O’Reilly Automotive Inc., 1.75%, 03/15/31 (Call 12/15/30)	501	402,408
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	602	488,505
TJX Companies Inc. (The), 1.60%, 05/15/31 (Call 02/15/31)	440	356,906
		5,763,506
Semiconductors — 3.7%
Analog Devices Inc., 2.10%, 10/01/31 (Call 07/01/31)	1,111	935,173
Broadcom Inc., 2.45%, 02/15/31 (Call 11/15/30)(a)(b)	2,516	2,066,391
Intel Corp., 2.00%, 08/12/31 (Call 05/12/31)	1,160	951,235
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	738	624,636
NVIDIA Corp., 2.00%, 06/15/31 (Call 03/15/31)	1,239	1,036,634
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31 (Call 02/11/31)	999	820,658
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	520	428,454
Texas Instruments Inc., 1.90%, 09/15/31 (Call 06/15/31)	603	504,693
TSMC Arizona Corp., 2.50%, 10/25/31 (Call 07/25/31)	1,275	1,091,298
		8,459,172
Software — 4.1%
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	1,075	902,032
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	1,055	896,497
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	762	622,356
Fidelity National Information Services Inc., 2.25%, 03/01/31 (Call 12/01/30)(a)	1,279	1,049,356
Oracle Corp., 2.88%, 03/25/31 (Call 12/25/30)	3,046	2,627,723
Roper Technologies Inc., 1.75%, 02/15/31 (Call 11/15/30)	1,000	802,740
salesforce.com Inc., 1.95%, 07/15/31 (Call 04/15/31)	1,470	1,219,071
VMware Inc., 2.20%, 08/15/31 (Call 05/15/31)(a)	1,479	1,173,113
		9,292,888
Telecommunications — 7.7%
AT&T Inc., 2.75%, 06/01/31 (Call 03/01/31)	2,959	2,554,298
Motorola Solutions Inc., 2.75%, 05/24/31 (Call 02/24/31)	834	691,928
Orange SA, 9.00%, 03/01/31	2,385	3,022,749
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	992	812,636
2.55%, 02/15/31 (Call 11/15/30)	2,475	2,102,710
2.88%, 02/15/31 (Call 02/15/26)	887	759,139
Security	Par/ Shares (000)	Value

Telecommunications (continued)
3.50%, 04/15/31 (Call 04/15/26)	$2,433	$2,181,379
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)(a)	2,235	1,799,466
2.55%, 03/21/31 (Call 12/21/30)	4,115	3,504,622
		17,428,927
Transportation — 2.4%
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	1,166	1,006,783
7.13%, 10/15/31	478	551,144
FedEx Corp., 2.40%, 05/15/31 (Call 02/15/31)(a)	1,039	877,342
Norfolk Southern Corp., 2.30%, 05/15/31 (Call 02/15/31)	670	572,763
Union Pacific Corp., 2.38%, 05/20/31 (Call 02/20/31)	1,037	899,960
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	1,734	1,457,687
		5,365,679
Trucking & Leasing — 0.1%
GATX Corp., 1.90%, 06/01/31 (Call 03/01/31)	336	261,122

Water — 0.3%
American Water Capital Corp., 2.30%, 06/01/31 (Call 03/01/31)	444	379,593
Essential Utilities Inc., 2.40%, 05/01/31 (Call 02/01/31)	423	351,953
		731,546

Total Long-Term Investments — 98.7%
(Cost: $228,287,628)		223,597,532

Short-Term Securities

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)(e)	16,904	16,914,302
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	900	900,000

Total Short-Term Securities — 7.9%
(Cost: $17,806,207)		17,814,302

Total Investments — 106.6%
(Cost: $246,093,835)		241,411,834

Liabilities in Excess of Other Assets — (6.6)%		(15,011,284)

Net Assets — 100.0%		$226,400,550

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,809,184	$5,096,293	(a)	$—	$(47)	$8,872	$16,914,302	16,904	$12,564	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	840,000	(a)	—	—	—	900,000	900	4,308		—
					$(47)	$8,872	$17,814,302		$16,872		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$223,597,532	$—	$223,597,532
Short-Term Securities
Money Market Funds	17,814,302	—	—	17,814,302
	$17,814,302	$223,597,532	$—	$241,411,834